UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska          68130

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 67.5%
	BELGIUM - 3.1%
2,000	Sofina SA	$ 196,676

	BRITAIN - 26.6%
39,707	3i Group PLC	233,828
7,500	Electra Private Equity PLC *	270,728
21,124	Graphite Enterprise Trust PLC	181,909
10,158	HgCapital Trust PLC	187,776
27,660	Intermediate Capital Group PLC	199,868
45,000	Melrose Industries PLC	218,379
13,886	Pantheon International *	237,585
29,524	SVG Capital PLC *	185,809
		1,715,882
	FRANCE - 3.6%
495	Altamir	6,532
3,500	Eurazeo SA	224,813
		231,345
	GERMANY - 2.0%
5,054	Deutsche Beteiligungs AG	130,988

	JAPAN - 5.8%
3,000	Jafco Co. Ltd.	143,731
236,000	Japan Asia Investment Co. Ltd. *	230,948
		374,679
	SWEDEN - 3.6%
25,000	Ratos AB	232,985

	UNITED STATES - 17.0%
20,000	American Capital Ltd. *	275,000
750	Crimson Wine Group Ltd. *	7,163
30,000	GSV Capital Corp. *	444,600
20,000	ICG Group Inc. *	283,800
1,000	SVB Financial Group *	86,370
		1,096,933
	SWITZERLAND - 5.8%
8,000	Castle Private Equity Ltd.	122,512
3,500	HBM Healthcare Investments AG	251,548
		374,060

	TOTAL COMMON STOCK (Cost - $4,187,992)	4,353,548
Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)
Shares		Value
	INVESTMENT COMPANIES - 8.4%
	SWEDEN - 2.4%
5,000	Investor AB	$ 151,819

	UNITED STATES - 6.0%
22,500	Apollo Investment Corp.	183,375
20,000	Fifth Street Finance Corp.	205,800
		389,175

	TOTAL INVESTMENT COMPANIES (Cost - $543,164)	540,994

	LIMITED PARTNERSHIPS - 20.2%
	GUERNSEY - 3.5%
7,866	AP Alternative Assets LP *	224,102

	UNITED STATES - 16.7%
10,000	Apollo Global Management LLC - Cl. A	282,600
11,550	Blackstone Group LP	287,479
17,000	Fortress Investment Group LLC - Cl. A	134,980
18,150	KKR & Co. LP	373,527
		1,078,586

	TOTAL LIMITED PARTNERSHIPS (Cost - $1,157,447)	1,302,688

	SHORT-TERM INVESTMENTS - 5.3%
	MONEY MARKET FUND - 5.3%
343,408	Fidelity Institutional Treasury Only Portfolio - Institutional Class, 0.27%** (Cost - $343,408)	343,408

	TOTAL INVESTMENTS - 101.4% (Cost - $6,232,011)	$6,540,638
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %	(92,876)
	NET ASSETS - 100.0%	$6,447,764

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Corporation
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $6,243,487 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 317,522
	Unrealized Depreciation:	(20,369)
	Net Unrealized Appreciation:	$ 297,153

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

	Holding By Sector	% of Net Assets
	Private Equity	49.4%
	Closed-End Funds	22.9%
	Investment Companies	8.4%
	Internet	4.4%
	Miscellaneous Manufacturer	3.4%
	Diversified Financial Services	3.1%
	Holding Companies-Divers	3.1%
	Banks	1.3%
	Beverages	0.1%
	Other, Cash & Cash Equivalents	3.9%
		100.0%

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,353,548	$ -	$ -	$ 4,353,548
Investment Companies	540,994	-	-	540,994
Limited Partnerships	1,302,688	-	-	1,302,688
Short-Term Investments	343,408	-	-	343,408
Total	$ 6,540,638	$ -	$ -	$ 6,540,638

For a detailed break-out of common stock by geographic classification, please refer to the Schedule of Investments

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/27/2013

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/27/2013